FAIR VALUE OF FINANCIAL INSTRUMENTS (Tables)	12 Months Ended
Dec. 31, 2016
Fair Value Disclosures [Abstract]
Schedule of Assets and Liabilities Measured at Fair Value on a Recurring Basis
A summary of the Company's option activity and related information with respect to options granted to employees and directors for the year ended December 31, 2016 is as follows:

	Number of options	Weighted-average exercise price	Weighted- average remaining contractual term (in years)	Aggregate intrinsic value

Outstanding at the beginning of the year	641,089	$2.76	4.20	$718
Granted	164,000	$3.30
Exercised	(71,393)	$1.44
Forfeited	(61,982)	$4.70

Outstanding at end of year	671,714	$2.85	4.13	$1,534

Exercisable options at end of year	395,154	$2.27	2.96	$1,135

Vested and expected-to-vest at end of year	637,347	$2.79	4.04	$1,496